Supplementary Balance Sheet Information	12 Months Ended
Dec. 31, 2017
Supplementary Balance Sheet Information [Abstract]
SUPPLEMENTARY BALANCE SHEET INFORMATION
NOTE 6	- SUPPLEMENTARY BALANCE SHEET INFORMATION
  Other Payables and Accrued Expenses
	December 31,
	2 0 1 7	2 0 1 6

Payroll and related amounts	0	18
Accrued expenses	146	176
	146	194